CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014	Dec. 31, 2013
CURRENT ASSETS:
Cash and cash equivalents	$ 3,853	$ 1,185
Restricted bank deposits		1,505
Trade receivables (net of allowances for doubtful accounts of $ 20 as of June 30, 2014 and December 31, 2013)	4,397	5,723
Inventories	4,217	4,352
Other account receivables and prepaid expenses	3,199	3,092
Total current assets	15,666	15,857
SEVERANCE PAY FUND	3,469	3,535
PROPERTY AND EQUIPMENT, NET	234	253
Total assets	19,369	19,645
CURRENT LIABILITIES:
Short term bank credit		629
Trade payables	1,162	2,257
Employees and payroll accruals	2,113	2,109
Deferred revenues and advances from customers	1,405	1,305
Other payables and accrued expenses	1,681	1,795
Total current liabilities	6,361	8,095
NON- CURRENT LIABILITIES:
Deferred revenues	508	107
Accrued severance pay	3,925	3,944
Total long-term liabilities	4,433	4,051
Total liabilities	10,794	12,146
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS' EQUITY:
Share capital: Ordinary shares of NIS 0.20 par value: 9,997,670 and 9,997,670 shares authorized at June 30, 2014 and December 31, 2013; 8,000,125 and 7,978,183 shares issued at June 30, 2014 and December 31, 2013, respectively; 8,030,968 and 7,947,340 shares outstanding at June 30, 2014 and December 31, 2013, respectively	339	335
Additional paid-in capital	66,299	65,791
Accumulated other comprehensive loss	(558)	(805)
Accumulated deficit	(57,505)	(57,822)
Total shareholders' equity	8,575	7,499
Total liabilities and shareholders' equity	$ 19,369	$ 19,645